Equity - Acquisition of treasury stock (Parenthetical) (Details) - shares							12 Months Ended
	Nov. 01, 2024	Mar. 22, 2024	Dec. 27, 2023	Aug. 31, 2023	Jun. 16, 2023	Mar. 28, 2023	Dec. 31, 2024	Dec. 31, 2023
Treasury shares
Acquisition Of Treasury Stock [Line Items]
Retirement (share)	5,947,889	3,366,257	2,744,718	2,842,929	4,243,281	3,676,470	(9,314,146)	(13,507,398)